NOTE 13 - SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Jul. 27, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Stock Issued During Period, Value, Issued for Services		$ 1,993,081	$ 8,980	$ 60,000	$ 131,610
Investor Relations Services [Member]
Stock Issued During Period, Shares, Issued for Services	29,045
Stock Issued During Period, Value, Issued for Services	$ 7,000